Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment (Pemex Exploration and Extraction) (Detail) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net	$ (12,418,495)	$ (34,292,454)	$ (52,612,179)	$ (51,841,445)
Exploration and Extraction (formerly Pemex Exploration and Production)
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net			(32,390,160)	15,447,401
Logistics as a part of Other Operating Subsidiary Companies (formerly Pemex Logistics)
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net			(22,143,105)	582,924
Energy Transformation (formerly part of Pemex Industrial Transformation)
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net			(876,754)	0
Industrial Processes (formerly part of Pemex Industrial Transformation)
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net			$ 2,797,840	$ (67,871,770)